Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Notes receivable from business disposals	$ 3	$ 6
Other investments	4	6
Other assets	21	30
Employee future benefits	16	37
Gross non current assets	44	79
Less: Current portion, included in accounts receivables	(2)	(6)
Other assets	$ 42	$ 73